Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000249919 [Member] | U S Treasury Bill 4 15 11 04 25 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000249919 [Member] | U S Treasury Bill 4 15 11 18 25 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000249919 [Member] | U S Treasury Bill 3 98 12 02 25 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
C000249919 [Member] | Canadian Treasury Bill 2 49 11 05 25 [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[1]
C000249919 [Member] | U S Treasury Bill 4 09 11 12 25 [Member]
Holdings [Line Items]
Percent of Total Investments	62.60%	[1]
C000249919 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[1]
C000249919 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	78.30%	[1]
C000257655 [Member] | U S Treasury Bill 4 23 11 06 25 [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[2]
C000257655 [Member] | U S Treasury Bill 3 93 04 16 26 [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[2]
C000257655 [Member] | U S Treasury Bill 4 10 02 19 26 [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[2]
C000257655 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000257655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000257655 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257655 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000257655 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes money market funds.
[2]	Excludes money market funds.